Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Additional paid-in capital	Accumulated other comprehensive loss	Currency translation adjustment	Unfunded pension obligation	Unrealized gain on investments	Retained earnings	Common shares held in treasury	Noncontrolling interests
Balance at beginning of year at Dec. 31, 2013		$ 86,657	$ 34,150	$ 3,901,627	$ (12,238)	$ 977	$ (17,509)	$ 4,294	$ 5,406,797	$ (2,707,461)
Issuance of common shares		580
Stock compensation expense, net of taxes paid				25,519
Reissuance of common shares				22,519					0	0
Cancellation of treasury shares		0		0					0	0
Cancellation of outstanding common shares		0		0
Settlement of stock options and SSARs	$ 0			0
Redemption of preferred shares			0	0
Change in currency translation adjustment	(8,892)					(8,892)
Change in designated net investment hedge						0
Change in unfunded pension obligation, net of tax	(12,067)						(12,067)
Change in unrealized losses on investments, net of tax	(886)							(886)
Net income	1,068,113								1,068,113
Net income attributable to noncontrolling interests	(13,139)								(13,139)
Repurchase of common shares										(551,409)
Dividends on common shares									(134,225)
Dividends on preferred shares	(56,735)								(56,735)
Loss on redemption of preferred shares	0								0
Balance at end of year at Dec. 31, 2014	7,048,910	87,237	34,150	3,949,665	(34,083)	(7,915)	(29,576)	3,408	6,270,811	(3,258,870)
Noncontrolling interests											$ 55,501
Total shareholders' equity	7,104,411
Issuance of common shares		0
Stock compensation expense, net of taxes paid				32,482
Reissuance of common shares				0					(38,051)	51,584
Cancellation of treasury shares		0		0					0	0
Cancellation of outstanding common shares		0		0
Settlement of stock options and SSARs	0			0
Redemption of preferred shares			0	0
Change in currency translation adjustment	(46,055)					(36,750)
Change in designated net investment hedge						(9,305)
Change in unfunded pension obligation, net of tax	(2,285)						(2,285)
Change in unrealized losses on investments, net of tax	(860)							(860)
Net income	107,150								107,150
Net income attributable to noncontrolling interests	(2,769)								(2,769)
Repurchase of common shares										(59,266)
Dividends on common shares									(133,604)
Dividends on preferred shares	(56,735)								(56,735)
Loss on redemption of preferred shares	0								0
Balance at end of year at Dec. 31, 2015	6,900,501	87,237	34,150	3,982,147	(83,283)	(53,970)	(31,861)	2,548	6,146,802	(3,266,552)
Noncontrolling interests	2,450										2,450
Total shareholders' equity	6,902,951
Issuance of common shares		0
Stock compensation expense, net of taxes paid				48,731
Reissuance of common shares				(2,193)					(17,229)	18,390
Cancellation of treasury shares		(39,082)		(1,466,363)					(1,742,718)	3,248,162
Cancellation of outstanding common shares		(48,155)		48,155
Settlement of stock options and SSARs	75,531			(75,311)
Redemption of preferred shares			(5,981)	(138,636)
Change in currency translation adjustment	12,201					6,175
Change in designated net investment hedge						6,027
Change in unfunded pension obligation, net of tax	(1,909)						(1,909)
Change in unrealized losses on investments, net of tax	(1,579)							(1,579)
Net income	447,308								447,308
Net income attributable to noncontrolling interests	0								0
Repurchase of common shares										0
Dividends on common shares									(436,430)
Dividends on preferred shares	(55,043)								(55,043)
Loss on redemption of preferred shares	(4,908)								(4,908)
Balance at end of year at Dec. 31, 2016	6,687,912	$ 0	$ 28,169	$ 2,396,530	$ (74,569)	$ (41,768)	$ (33,770)	$ 969	$ 4,337,782	$ 0
Noncontrolling interests	0										$ 0
Total shareholders' equity	$ 6,687,912